FIXED ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FIXED ASSETS, NET
Sub-total	$ 29,788,609	$ 28,497,558
Less: accumulated depreciation and amortization	(21,904,703)	(17,715,392)
Fixed assets, net	7,883,906	10,782,166
Depreciation and amortization expense	4,112,181	4,620,658	4,777,754
Media display equipment
FIXED ASSETS, NET
Sub-total	22,953,084	22,038,529
Assembly in progress	721,496	1,069,112
Computers and office equipment
FIXED ASSETS, NET
Sub-total	3,985,559	3,705,490
Motor vehicles
FIXED ASSETS, NET
Sub-total	627,343	611,559
Leasehold improvements
FIXED ASSETS, NET
Sub-total	$ 2,222,623	$ 2,141,980